SHARES ISSUED TO NON EMPLOYEE AND EMPLOYEE (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Jun. 01, 2024	Dec. 15, 2022	Nov. 29, 2024	Oct. 18, 2024	Jul. 31, 2024	Apr. 20, 2024	Oct. 23, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 02, 2025	Jan. 03, 2025	Aug. 30, 2024
Selling, general and administrative expenses								$ 888,976	$ 812,563	$ 5,889,024	$ 2,882,376
Fair Value of common stock								$ 1,269,280		1,262,680	$ 1,221,346
Karl Strahl
Selling, general and administrative expenses as salary expenses										$ 5,534
Issuance of restricted common stock								350,000			350,000
Selling, general and administrative expenses								$ 8,345
Each Tranch value of restricted common stock								350,000			350,000
Number of Shares Granted											350,000
Number of shares granted								350,000
Service Period of Share Issued								the Company for service period from May 1, 2025 to April 30, 2026, as part of the compensation package in the Director Appointment Agreement that the Company entered into with Karl Strahl on May 1, 2025		the Company for service period from May 1, 2025 to April 30, 2026, as part of the compensation package in the Director Appointment Agreement that the Company entered into with Karl Strahl on May 1, 2025
Fair Value of common stock								$ 33,110			$ 33,110
Stock price											$ 0.0946
Employee and director [Member]
Total stock-based compensation								$ 19,231		$ 60,219	$ 0
Recognized weighted-average period								3 years 9 months 14 days		7 months 6 days	0 years
Share-Based Payment Arrangement, Nonemployee [Member]
Total stock-based compensation								$ 410,619		$ 581,338	$ 200,666
Recognized weighted-average period								4 years 3 months 18 days		6 months 29 days	1 year 5 months 23 days
AUM Media Inc [Member]
Issuance of restricted common stock			4,656,550
Issuance of restricted common stock additionally			9,313,100
Remaining restricted shares to be issued			4,656,550
Selling, general and administrative expenses								$ 187,793
Issuance of restricted common stock description			The share issuance will occur as follows: 4,656,550 shares of the Company’s restricted common stock, being 50% of the 0.75% of the Company’s total shares outstanding		The share issuance will occur as follows: 4,656,550 shares of the Company’s restricted Common Stock, being 50% of the 0.75% of the Company’s total shares outstanding
Fixed monthly discounted fee								6,000		$ 6,000
Fair Value of common stock			$ 745,048
Stock price			$ 0.16
C-Twelve Pty Ltd
Selling, general and administrative expenses as salary expenses										1,671
Issuance of restricted common stock				1,500,000
Selling, general and administrative expenses								3,574
Each Tranch value of restricted common stock				1,500,000
Number of Shares Granted				1,500,000
Number of shares granted				1,500,000
Service Period of Share Issued				the Company’s restricted common stock to C-Twelve within thirty (30) business days after the Effective Date
Fair Value of common stock				$ 141,900
Stock price				$ 0.0946
Agreement With Looi Pei See Member
Issuance of restricted common stock		1,140,000
Selling, general and administrative expenses								19,139
Number of Shares Granted		1,140,000
Number of shares granted		1,140,000
Restricted Common stock, Par value		$ 0.001
Service Period of Share Issued		service period from December 15, 2022, to December 14, 2025
Fair Value of common stock		$ 228,000
Stock price		$ 0.20
Selling, general and administrative expenses as consulting expenses										74,082
Agreement With Donald R. Fosnacht Member
Issuance of restricted common stock							1,000,000
Selling, general and administrative expenses								15,391
Number of Shares Granted							1,000,000
Number of shares granted							1,000,000
Restricted Common stock, Par value							$ 0.001
Service Period of Share Issued							he term of the Fosnacht Agreement will remain effective until December 31, 2025, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated
Fair Value of common stock							$ 134,000
Stock price							$ 0.134
Selling, general and administrative expenses as consulting expenses										61,061
Agreement With Dr.Nam Tran And Dr.Raymond Powell Member
Issuance of restricted common stock						3,000,000
Selling, general and administrative expenses								49,151
Each Tranch value of restricted common stock						1,000,000
Number of Shares Granted						1,000,000
Number of shares granted						1,000,000
Service Period of Share Issued						The term of the NIE Agreements will remain effective until April 30, 2027, and both parties may renew their respective agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the respective addendum to NIE Agreements dated June 29, 2024, each tranche of shares to be issued is compensation for each service period of 12 months beginning from May 1, 2024, May 1, 2025, and May 1, 2026, respectively
Fair value second transaction, description						The second tranche of 1,000,000 shares was issued to Dr. Raymond Powell on July 1, 2025 (also representing date of final board approval and grant date) at the stock price as of that date of $0.095, for a total value of $95,000 and is being amortized over the vesting period of 12 months beginning from May 1, 2025. The second tranche of 1,000,000 shares to Dr. Nam Tran remains to be issued to date and is accrued based on the best estimate by management of the fair value as of the reporting date of $0.10 totaling $41,918 for the services rendered till September 30, 20
Fair Value of common stock						$ 360,000
Stock price						$ 0.36
Selling, general and administrative expenses as consulting expenses										632,261
Agreement With Dale Ludwig Member
Issuance of restricted common stock	2,000,000
Selling, general and administrative expenses								$ 17,643
Number of Shares Granted	700,000
Number of shares granted	700,000
Service Period of Share Issued	the Company’s common stock to Dale Ludwig over three tranches of 700,000 shares on or before August 31, 2024, 700,000 shares on or before October 31, 2025, and 600,000 shares on or before October 31, 2026. Pursuant to the addendum to the Ludwig Agreement dated June 29, 2024, each tranche of shares to be issued is compensation for each service period beginning 11 months from June 1, 2024 and 12 months from May 1, 2025, and May 1, 2026, respectively
Fair value second transaction, description	The second tranche of 700,000 shares to Dale Ludwig remains to be issued to date and is accrued based on the best estimate by management of the fair value as of the reporting date of $0.10 totaling $29,342 for the services rendered till September 30, 2025. During the period ended September 30, 2025
Fair Value of common stock	$ 210,000
Stock price	$ 0.30
Selling, general and administrative expenses as consulting expenses										202,836
Agreement With Eric Bava Member
Selling, general and administrative expenses as salary expenses										$ 90,433
Issuance of restricted common stock								670,000			670,000			670,000
Selling, general and administrative expenses								$ 15,123
Number of Shares Granted						1,000,000								670,000
Number of shares granted						1,000,000								670,000
Service Period of Share Issued								The term of the Bava Employment Agreement will remain effective until September 30, 2027		The term of the Bava Employment Agreement will remain effective until September 30, 2027
Fair value second transaction, description								The fair value of the share compensation for his second year of service was $60,000 pursuant to the addendum dated August 29, 2025, and $60,000 is being accrued for the requisite service period from October 1, 2024, to September 30, 2025		The fair value of the share compensation for the second year of service was fixed at $60,000 pursuant to the addendum date August 29,2025, and $ 44,877 is being accrued for the requisite service period from October 1, 2024, to June 30, 2025. During the year ended June 30,2025
Fair Value of common stock														$ 181,235
Stock price														$ 0.2705
Agreement With Hannah Bruehl, Executive Assistant to C-Suite Executives [Member]
Selling, general and administrative expenses as salary expenses										$ 7,653
Issuance of restricted common stock											50,000	50,000	50,000
Selling, general and administrative expenses								$ 1,627
Service Period of Share Issued					the Company for service period from September 3, 2024 to September 2, 2025			the Company for service period from September 3, 2024 to September 2, 2025
Fair Value of common stock											$ 9,280
Stock price											$ 0.1856
Fair values of common stock											$ 9,280
Agreement With Jeremy P. Concannon Member
Selling, general and administrative expenses as salary expenses										$ 334,160
Issuance of restricted common stock					4,050,000
Selling, general and administrative expenses								$ 52,358
Each Tranch value of restricted common stock					1,350,000			21,343
Number of Shares issue to related party					1,350,000
Number of Shares Granted					1,350,000
Number of shares granted					1,350,000
Service Period of Share Issued					The term of the Concannon Service Agreement will remain effective until September 30, 2027, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the addendum to the Concannon Service Agreement dated September 27, 2024, each tranche of shares to be issued as compensation for each service period beginning 12 months from August 1, 2024, and 2025, and for 14 months from August 1, 2026, to September 30, 2027, respectively
Fair Value of common stock					$ 365,175
Stock price					$ 0.2705